Schedule of non cash transactions (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Non-cash Transactions
Easynvest acquisition - share consideration (note 1(c))	$ 271,229
Conversion of senior preferred shares into equity (note 23)	400,915
Spin Pay acquisition - share consideration (note 1(c))	$ 6,346